Capital Management - Summary of Group Capital Management (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Capital Management [Abstract]
Interest bearing loans and borrowings (Note 23)	¥ 47,539	¥ 60,000
Lease liabilities (Note 24)	3,279	17,490	¥ 14,713
Trade payables (Note 21)	30,514	27,310
Other payables and accruals (Note 25)	58,178	67,121
Amount due to a related party (Note 26)	0	7,177
Amount due to a shareholder (Note 26)	325	325
Cash and cash equivalents (Note 19)	(59,045)	(25,719)	¥ (23,010)	¥ (31,128)
Net debt	80,790	153,704
Equity attributable to equity holders of the parent	936,638	656,101
Total equity attributable to equity holders of the parent and net debt	¥ 1,017,428	¥ 809,805
Gearing ratio percentage	8.00%	19.00%